Balance Sheet Components - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Computer equipment, software and office equipment	$ 35,721	$ 28,395	$ 18,885
Less: Accumulated depreciation and amortization	(20,317)	(13,030)	(6,412)
Property and equipment, net	15,404	15,365	12,473
Manufacturing Equipment
Property, Plant and Equipment [Line Items]
Computer equipment, software and office equipment	18,939	15,291	11,917
Computer Equipment Software And Office Equipment
Property, Plant and Equipment [Line Items]
Computer equipment, software and office equipment	9,489	6,958	4,417
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Computer equipment, software and office equipment	3,342	2,602	875
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Computer equipment, software and office equipment	$ 3,951	$ 3,544	$ 1,676